Investment in Associated Companies - Financial information for Zenlabs (Details) - EUR (€) € in Thousands		10 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of associates [line items]
Net loss for the period			€ (411,036)	€ (188,427)	[1]	€ (63,479)	[1]
Revenue			47	97
Current assets		€ 372,475	372,475	158,594
Non-current assets		58,950	58,950	26,352
Non-current liabilities		(13,150)	(13,150)	(9,943)
Current liabilities		(75,764)	(75,764)	(117,281)
Shareholders' equity		342,511	€ 342,511	57,722		€ (24,087)		€ 35,522
Reconciliation to the Group's interest in at equity-accounted investee:
Group's effective interest in the associate			34.80%
Group's share in shareholders' equity (2020: nil)		7,762	€ 7,762
Goodwill		7,558	7,558
Currency translation difference		(266)	(266)
Investment in an associate		15,054	15,054
Zenlabs
Disclosure of associates [line items]
Net loss for the period		(2,907)
Revenue		806
Current assets		6,724	6,724
Non-current assets	[2]	24,255	24,255
Preferred stock reclassification	[3]	20,283	20,283
Non-current liabilities		(28,200)	(28,200)
Current liabilities		(756)	(756)
Shareholders' equity		22,306	€ 22,306
Reconciliation to the Group's interest in at equity-accounted investee:
Group's effective interest in the associate			34.80%
Group's share in shareholders' equity (2020: nil)				0
Investment in an associate		€ 15,054	€ 15,054	€ 0

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.
[2]	As the purchase price allocation is performed at each acquisition date (as of March 10, July 16 and September 27, 2021), differences occur due to the different ownership rates used in purchase price allocation and equity accounting. These differences are adjusted in Zenlabs’ summary financial statements.
[3]	Based on the Group's analysis of significant influence and investors’ current access to returns, Lilium concluded that its investment in Zenlabs is accounted for using the equity method under IAS 28 'Investment in associates and joint ventures'. However, in Zenlabs’ IFRS financial statements, the preferred stock owned by Lilium is accounted for as a financial liability based on its analysis under IAS 32 'Financial Instruments: Presentation' due to the features of preferred stock as explained above. In order to give effect to uniform accounting policies and consistency in accounting, the above-mentioned financial liability in Zenlabs’ financial statements is treated as equity in purchase price allocation and goodwill calculation.